Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
OPERATING ACTIVITIES
Net income	$ (311,680)	$ (236,748)	$ (351,342)
Items not involving cash:
Depreciation of property and equipment	9,166	19,347	10,953
Amortization of intangible asset	3,943	8,804	9,497
Impairment of investment		(66,611)	180,271
Stock-based compensation	55,063	81,898	78,226
Changes in operating working capital:
Decrease (increase) in accounts receivable	5,046	60,316	30,802
Decrease (increase) in investment tax credits	18,760	(7,692)	1,094
Increase in other tax credits	(31,082)	85,873	(13,106)
Decrease (increase) in prepaid expenses	(11,983)	3,144	6,225
Increase (decrease) in accounts payable	(16,148)	(5,344)	20,774
Increase (decrease) in accrued liabilities	(45,625)	31,823	(11,271)
Increase (decrease) in deferred revenue	(75,065)	(39,431)	8,400
Cash flows provided by operating activities	(399,605)	(64,621)	(29,477)
INVESTING ACTIVITIES
Purchase of property and equipment	(10,977)	(9,283)	(18,917)
Proceeds on sale of assets	(115,626)	66,611
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	126,603	57,328	(18,917)
FINANCING ACTIVITIES
Effect of changes in exchange rates on cash	(29,856)	(351,063)	(156,376)
Increase in cash and cash equivalents	(556,064)	(358,356)	(204,770)
Cash and cash equivalents, beginning of year	1,028,381	1,386,737	1,591,507
Cash and cash equivalents, end of year	$ 472,317	$ 1,028,381	$ 1,386,737